Taxes on Income (Details) (USD $)	3 Months Ended									6 Months Ended		12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Income (Loss) from Continuing Operations before Equity Method Investments, Income Taxes, Extraordinary Items, Noncontrolling Interest [Abstract]
Income (Loss) from Continuing Operations before Income Taxes, Domestic												$ 407,700,000	$ 235,900,000	$ (81,200,000)
Income (Loss) from Continuing Operations before Income Taxes, Foreign												95,200,000	138,000,000	113,500,000
Income (loss) before income taxes	225,700,000	(26,900,000)	382,100,000	171,700,000	(24,000,000)	105,400,000	308,200,000	107,000,000	(146,700,000)	311,700,000	147,600,000	502,852,000	373,895,000	32,322,000
Current Income Tax Expense (Benefit), Continuing Operations [Abstract]
Current Federal Tax Expense (Benefit)												20,100,000	10,300,000	10,200,000
Current Foreign Tax Expense (Benefit)												32,300,000	30,600,000	41,500,000
Current State and Local Tax Expense (Benefit)												39,100,000	28,500,000	1,500,000
Current Income Tax Expense (Benefit)												91,500,000	69,400,000	53,200,000
Deferred Income Tax Expense (Benefit), Continuing Operations [Abstract]
Deferred Federal Income Tax Expense (Benefit)												141,900,000	82,400,000	(18,600,000)
Deferred Foreign Income Tax Expense (Benefit)												11,900,000	(3,200,000)	1,300,000
Deferred State and Local Income Tax Expense (Benefit)												(18,200,000)	(4,800,000)	(2,600,000)
Deferred Income Tax Expense (Benefit)										104,100,000	40,900,000	135,600,000	74,400,000	(19,877,000)
Provision for taxes on income	95,800,000			70,700,000						155,300,000	94,900,000	227,073,000	143,846,000	33,322,000
Deferred Tax Assets, Net [Abstract]
Deferred Tax Assets, Tax Deferred Expense, Compensation and Benefits, Employee Benefits		103,600,000				102,800,000						103,600,000	102,800,000
Deferred Tax Assets, Operating Loss Carryforwards		1,610,900,000				1,743,500,000						1,610,900,000	1,743,500,000
Deferred Tax Assets, Tax Credit Carryforwards, Foreign		20,800,000				20,800,000						20,800,000	20,800,000
Deferred Tax Assets, Tax Credit Carryforwards, Other		26,800,000				15,000,000						26,800,000	15,000,000
Deferred Tax Assets, Tax Deferred Expense, Reserves and Accruals		341,700,000				327,400,000						341,700,000	327,400,000
Deferred Tax Assets, Gross		2,103,800,000				2,209,500,000						2,103,800,000	2,209,500,000
Deferred Tax Assets, Valuation Allowance		(226,400,000)				(186,700,000)						(226,400,000)	(186,700,000)
Deferred Tax Assets, Net of Valuation Allowance		1,877,400,000				2,022,800,000						1,877,400,000	2,022,800,000
Deferred Tax Liabilities, Gross [Abstract]
Deferred Tax Liabilities, Property, Plant and Equipment		(3,081,400,000)				(2,742,300,000)						(3,081,400,000)	(2,742,300,000)
Deferred Tax Liabilities, Intangible Assets		(1,477,100,000)				(942,400,000)						(1,477,100,000)	(942,400,000)
Deferred Tax Liabilities, Gross	2,786,800,000	4,558,500,000				3,684,700,000				2,786,800,000		4,558,500,000	3,684,700,000
Deferred Tax Liabilities, Net		(2,681,140,000)				(1,661,872,000)						(2,681,140,000)	(1,661,872,000)
Domestic Tax Authority [Member]
Deferred Tax Assets, Net [Abstract]
Deferred Tax Assets, Operating Loss Carryforwards		1,294,300,000										1,294,300,000
State and Local Jurisdiction [Member]
Deferred Tax Assets, Net [Abstract]
Deferred Tax Assets, Operating Loss Carryforwards		105,800,000										105,800,000
Foreign Tax Authority [Member]
Deferred Tax Assets, Net [Abstract]
Deferred Tax Assets, Operating Loss Carryforwards		$ 248,500,000										$ 248,500,000